Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2021	$ 98,762	$ 6,723	$ 17,728	$ (39)	$ (73)	$ 71,795	$ 2,533	$ 98,667	$ 95	$ (88)	$ 2,055	$ 566
Changes in equity
Issues of share capital and other equity instruments	848	750	99			(1)		848
Common shares purchased for cancellation	(5,426)		(509)			(4,917)		(5,426)
Redemption of preferred shares and other equity instruments	(155)	(150)				(5)		(155)
Sales of treasury shares and other equity instruments	5,474			552	4,922			5,474
Purchases of treasury shares and other equity instruments	(5,701)			(518)	(5,183)			(5,701)
Share-based compensation awards	2					2		2
Dividends on common shares	(6,946)					(6,946)		(6,946)
Dividends on preferred shares and distributions on other equity instruments	(252)					(247)		(247)	(5)
Other	(56)					(56)		(56)
Net income	15,807					15,794		15,794	13
Total other comprehensive income (loss), net of taxes	5,818					2,618	3,192	5,810	8	(2,269)	3,633	1,828
Balance at end of period at Oct. 31, 2022	108,175	7,323	17,318	(5)	(334)	78,037	5,725	108,064	111	(2,357)	5,688	2,394
Changes in equity
Issues of share capital and other equity instruments	2,081		2,080			1		2,081
Sales of treasury shares and other equity instruments	4,174			515	3,659			4,174
Purchases of treasury shares and other equity instruments	(4,075)			(519)	(3,556)			(4,075)
Share-based compensation awards	4					4		4
Dividends on common shares	(7,443)					(7,443)		(7,443)
Dividends on preferred shares and distributions on other equity instruments	(257)					(236)		(236)	(21)
Other	(18)					(18)		(18)
Net income	14,866					14,859		14,859	7
Total other comprehensive income (loss), net of taxes	253					(876)	1,127	251	2	(159)	924	362
Balance at end of period at Oct. 31, 2023	$ 117,760	$ 7,323	$ 19,398	$ (9)	$ (231)	$ 84,328	$ 6,852	$ 117,661	$ 99	$ (2,516)	$ 6,612	$ 2,756